Selling, general and administrative expenses (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Disclosure of detailed information about general and administrative expense [text block]
	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017

Personnel expenses	1,474,755	1,441,496	1,236,206
Marketing and promotion expenses	267,241	301,072	278,638
Administrative and other expenses*	3,132,624	2,652,246	2,476,429
	4,874,620	4,394,814	3,991,273

* Includes net foreign exchange loss of
₹
51,936, Nil and
₹
Nil for the years ended March 31, 2019, 2018 and 2017 respectively